UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, DC 20549

                            FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                  MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                    811-22137

Exact name of registrant as specified in charter:
                                           Oppenheimer Master Loan Fund, LLC

Address of principal executive offices:             6803 South Tucson Way
                                               Centennial, CO 80112-3924

Name and address of agent for service:                 Arthur S. Gabinet,
                               Executive Vice President & General Counsel
                                        OFI Global Asset Management, Inc.
                                               Two World Financial Center
                                                       225 Liberty Street
                                                  New York, NY 10281-1008

Registrant's telephone number, including area code:
                                                             303-768-3200

Date of fiscal year end:                                            9/30

Date of reporting period:                           07/01/2012-06/30/2013

Item 1.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22137
Reporting Period: 07/01/2012 - 06/30/2013
Oppenheimer Master Loan Fund, LLC









====================== Oppenheimer Master Loan Fund, LLC =======================


NEW YOUNG BROADCASTING HOLDINGS CO. INC.

Ticker:       YBTVQ          Security ID:  650151103
Meeting Date: MAR 04, 2013   Meeting Type: Annual
Record Date:  FEB 18, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director H.C Charles Diao         For       For          Management
2     Elect Director Soo Kim                  For       For          Management
3     Elect Director Howard Schrott           For       For          Management
4     Elect Director Kevin Shea               For       For          Management
5     Elect Director Thomas J. Sullivan       For       For          Management

--------------------------------------------------------------------------------

OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Ticker: IOEXX                           Security ID: 68383G108
Meeting Date: JUN 21, 2013              Meeting Type: Special
Record Date:  MAR 28, 2013

#       Proposal                                     Mgt Rec Vote Cast Sponsor

1.1     Elect Trustee Brian F. Wruble                   For     FOR   Management
1.2     Elect Trustee David K. Downes                   For     FOR   Management
1.3     Elect Trustee Matthew P. Fink                   For     FOR   Management
1.4     Elect Trustee Edmund Giambastiani, Jr.          For     FOR   Management
1.5     Elect Trustee Phillip A. Griffiths              For     FOR   Management
1.6     Elect Trustee Mary F. Miller                    For     FOR   Management
1.7     Elect Trustee Joel W. Motley                    For     FOR   Management
1.8     Elect Trustee Joanne Pace                       For     FOR   Management
1.9     Elect Trustee Mary Ann Tynan                    For     FOR   Management
1.10    Elect Trustee Joseph M. Wikler                  For     FOR   Management
1.11    Elect Trustee Peter I. Wold                     For     FOR   Management
1.12    Elect Trustee William F. Glavin, Jr.            For     FOR   Management
2(a)    Approve Change of Fundamental Investment
        Policy Relating to Borrowing                    For     FOR   Management
2(b-1)  Approve Change of Fundamental Investment
        Policy Relating to Concentration of Investments For FOR Management 2(c-1) Remove the Fundamental Policy Relating
        to Diversification of Investments               For     FOR   Management
2(c-2)  Remove the Additional Fundamental Policy
        Relating to Diversification of Investments      For     FOR   Management
2(d)    Approve Change of Fundamental Investment
        Policy Relating to Lending                      For     FOR   Management
2(e)    Approve Change of Fundamental Investment
        Policy Relating to Real Estate and Commodities  For     FOR   Management
2(f)    Approve Change of Fundamental Investment
        Policy Relating to Senior Securities            For     FOR   Management
2(g)    Approve Change of Fundamental Investment
        Policy Relating to Underwriting                 For     FOR   Management
2(r)    Change Fundamental Investment Objective
        to Non-Fundamental                              For     FOR   Management
2(s)    Approve Change in Investment Objective          For     FOR   Management
3       Approve Conversion to Delaware Statutory Trust  For     FOR   Management

========== END NPX REPORT




SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                          Oppenheimer Master Loan Fund, LLC

By:                                                William F. Glavin, Jr.*
                                                  William F. Glavin, Jr.,
                                 President and Principal Executive Officer

Date:  December 18, 2013

*By:   /s/ Randy Legg
       Randy Legg, Attorney in Fact